Equity Method Investments (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	9 Months Ended
	Feb. 28, 2025	Sep. 30, 2025	Sep. 30, 2024	Jan. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Gain (loss) on disposal		$ 10,288	$ (518)
Net income/(loss) from equity method investments		9,960	(3,287)
Equity method investments		34,926			$ 43,665
Additions to equity method investments		19,281	0
Share of net loss of equity method investments
Schedule of Equity Method Investments [Line Items]
Net income/(loss) from equity method investments		(328)	$ (2,769)
Southern Energy S.A., SESA
Schedule of Equity Method Investments [Line Items]
Equity method investments		18,908			0
Additions to equity method investments		$ 19,300
Equity method investment, ownership percentage		10.00%		10.00%
Logística e Distribuição de Gás S.A. (“LOGAS”)
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 8,321			7,183
Egyptian Company for Gas Services S.A.E (“ECGS”)
Schedule of Equity Method Investments [Line Items]
Equity method investments		5,740			5,502
Aqualung Carbon Capture AS (“Aqualung”)
Schedule of Equity Method Investments [Line Items]
Equity method investments		1,944			2,046
NEUSA I S.A. (“Neusa”)
Schedule of Equity Method Investments [Line Items]
Equity method investments		13			0
Additions to equity method investments		$ 13
Equity method investment, ownership percentage		50.00%
Equity method investment, shares acquired		15.0
Avenir LNG Limited (“Avenir”)
Schedule of Equity Method Investments [Line Items]
Gain (loss) on disposal	$ 10,300
Equity method investments		$ 0			$ 28,934
Sale of stock (in shares)	39.1
Sale of stock (in US dollar per share)	$ 1.0